Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 3,893
Balance as of December 31	4,674	$ 3,893
Long-term financial investments measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	147
Balance as of December 31	282	147
Financial investments measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	173
Balance as of December 31	194	173
Long-term financial investments | Level 3 | Long-term financial investments measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	147	88
Additions	116	67
Net gains/(losses) recognized in Consolidated Statement of Comprehensive Income	90	(2)
Net gains/(losses) recognized in Consolidated Income Statement	0	0
Amortization	0	0
Transfer to Other non-current assets	(132)	0
Settlements	(20)	(6)
Balance as of December 31	201	147
Long-term financial investments | Level 3 | Financial investments measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	8	20
Additions	0	13
Net gains/(losses) recognized in Consolidated Statement of Comprehensive Income	0	0
Net gains/(losses) recognized in Consolidated Income Statement	2	(5)
Amortization	(3)	(5)
Transfer to Other non-current assets	0	0
Settlements	(5)	(15)
Balance as of December 31	$ 2	$ 8